American Century Investments®
Quarterly Portfolio Holdings
Small Cap Dividend Fund
December 31, 2022

Small Cap Dividend - Schedule of Investments
DECEMBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 90.7%
Aerospace and Defense — 2.3%
Leonardo DRS, Inc.(1)	1,385	17,700
Park Aerospace Corp.	2,156	28,912
		46,612
Banks — 21.3%
F.N.B. Corp.	3,109	40,572
Financial Institutions, Inc.	834	20,316
First Interstate Bancsystem, Inc., Class A	504	19,480
First Merchants Corp.	268	11,018
HBT Financial, Inc.	490	9,589
Home BancShares, Inc.	1,908	43,483
Pacific Premier Bancorp, Inc.	1,370	43,237
PacWest Bancorp	1,436	32,956
Popular, Inc.	611	40,522
Premier Financial Corp.	419	11,300
Towne Bank	306	9,437
Umpqua Holdings Corp.	2,549	45,500
United Bankshares, Inc.	969	39,235
Valley National Bancorp	2,335	26,409
Webster Financial Corp.	638	30,203
		423,257
Building Products — 2.5%
Fortune Brands Innovations, Inc.	368	21,016
Tecnoglass, Inc.	937	28,832
		49,848
Capital Markets — 3.5%
Carlyle Group, Inc.	696	20,768
Patria Investments Ltd., A Shares	2,059	28,682
Sculptor Capital Management, Inc.	2,204	19,087
		68,537
Chemicals — 4.2%
Chase Corp.	279	24,067
Mativ Holdings, Inc.	748	15,633
RPM International, Inc.	97	9,453
Valvoline, Inc.	1,070	34,935
		84,088
Commercial Services and Supplies — 2.7%
Brink's Co.	646	34,697
Deluxe Corp.	1,096	18,610
		53,307
Containers and Packaging — 3.2%
Graphic Packaging Holding Co.	1,972	43,877
Sonoco Products Co.	321	19,488
		63,365
Diversified Financial Services — 1.5%
Compass Diversified Holdings	1,595	29,077
Electric Utilities — 1.0%
ALLETE, Inc.	238	15,353

PNM Resources, Inc.	81	3,952
		19,305
Electronic Equipment, Instruments and Components — 3.4%
Avnet, Inc.	941	39,127
Vishay Intertechnology, Inc.	1,300	28,041
		67,168
Energy Equipment and Services — 1.6%
ChampionX Corp.	1,124	32,585
Equity Real Estate Investment Trusts (REITs) — 5.4%
CareTrust REIT, Inc.	982	18,245
Cousins Properties, Inc.	792	20,030
Easterly Government Properties, Inc.	1,383	19,735
Four Corners Property Trust, Inc.	1,083	28,082
LTC Properties, Inc.	243	8,634
NETSTREIT Corp.	220	4,033
Urstadt Biddle Properties, Inc., Class A	427	8,092
		106,851
Gas Utilities — 0.8%
Northwest Natural Holding Co.	72	3,426
Southwest Gas Holdings, Inc.(1)	193	11,943
		15,369
Health Care Equipment and Supplies — 0.9%
Embecta Corp.	688	17,400
Health Care Providers and Services — 1.9%
National HealthCare Corp.	71	4,225
Patterson Cos., Inc.	1,214	34,028
		38,253
Household Durables — 1.9%
Leggett & Platt, Inc.	1,180	38,031
Household Products — 2.3%
Spectrum Brands Holdings, Inc.	759	46,238
Insurance — 5.0%
AMERISAFE, Inc.	302	15,695
Axis Capital Holdings Ltd.	608	32,935
RenaissanceRe Holdings Ltd.	168	30,951
Selective Insurance Group, Inc.	228	20,203
		99,784
IT Services — 2.3%
EVERTEC, Inc.	1,394	45,138
Machinery — 4.4%
Hurco Cos., Inc.	275	7,186
IMI PLC	862	13,462
Luxfer Holdings PLC	2,181	29,923
Timken Co.	525	37,102
		87,673
Media — 2.9%
Entravision Communications Corp., Class A	6,072	29,145
John Wiley & Sons, Inc., Class A	697	27,922
		57,067
Multi-Utilities — 1.0%
NorthWestern Corp.	351	20,828
Oil, Gas and Consumable Fuels — 3.8%
Enviva, Inc.	512	27,121
Hess Midstream LP, Class A	1,620	48,470
		75,591

Professional Services — 0.7%
Public Policy Holding Co., Inc.		8,115	14,272
Semiconductors and Semiconductor Equipment — 3.0%
Kulicke & Soffa Industries, Inc.		771	34,124
MKS Instruments, Inc.		298	25,250
			59,374
Specialty Retail — 1.0%
Penske Automotive Group, Inc.		172	19,768
Textiles, Apparel and Luxury Goods — 3.8%
Ralph Lauren Corp.		332	35,082
Tapestry, Inc.		1,044	39,756
			74,838
Thrifts and Mortgage Finance — 0.6%
Enact Holdings, Inc.		95	2,291
Provident Financial Services, Inc.		461	9,847
			12,138
Trading Companies and Distributors — 1.8%
Applied Industrial Technologies, Inc.		286	36,045
TOTAL COMMON STOCKS (Cost $1,854,039)			1,801,807
PREFERRED STOCKS — 4.0%
Banks — 2.3%
F.N.B. Corp., 7.25%		329	8,389
PacWest Bancorp, 7.75%		844	21,100
Valley National Bancorp, 6.25%		648	15,766
			45,255
Diversified Financial Services — 1.7%
Compass Diversified Holdings, 7.875%		1,440	33,207
TOTAL PREFERRED STOCKS (Cost $83,008)			78,462
CONVERTIBLE PREFERRED STOCKS — 2.1%
Electronic Equipment, Instruments and Components — 2.1%
Coherent Corp., 6.00%, 7/1/23 (Cost $59,311)		259	41,614
CONVERTIBLE BONDS — 0.3%
Building Products — 0.3%
DIRTT Environmental Solutions, 6.00%, 1/31/26 (Cost $12,597)	CAD	19,000	6,180
SHORT-TERM INVESTMENTS — 3.0%
Money Market Funds — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class		52,218	52,218
Repurchase Agreements — 0.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.375% - 0.50%, 9/15/24 - 5/31/27, valued at $8,642), in a joint trading account at 4.20%, dated 12/30/22, due 1/3/23 (Delivery value $8,486)			8,482
TOTAL SHORT-TERM INVESTMENTS (Cost $60,700)			60,700
TOTAL INVESTMENT SECURITIES—100.1% (Cost $2,069,655)			1,988,763
OTHER ASSETS AND LIABILITIES — (0.1)%			(2,621)
TOTAL NET ASSETS — 100.0%			$1,986,142

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,774,073	$27,734	—
Preferred Stocks	78,462	—	—
Convertible Preferred Stocks	—	41,614	—
Convertible Bonds	—	6,180	—
Short-Term Investments	52,218	8,482	—
	$1,904,753	$84,010	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.